Income Taxes - Schedule of Loss Before Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Income Tax Expenses (Benefits) [Abstract]
Domestic (Cayman Islands)	$ (1,177)	$ (1,674)
Federal	(1)	(338)
Foreign	(59,618)	61
Loss from continuing operation before income taxes	$ (60,796)	$ (1,951)